LOSS ON DEBT REFINANCING (Details) - CAD ($) $ in Millions			12 Months Ended
	May 01, 2017	Jan. 05, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 02, 2016
Long-term debt
Redeemed for cash consideration			$ 19.2	$ 664.5	$ 19.0
Loss on debt refinancing				15.6	7.3
Parent Company
Long-term debt
Redeemed for cash consideration			$ 3.6	336.7	$ 3.6
Loss on debt refinancing				$ 10.4
Parent Company | 7.375% Senior Notes
Long-term debt
Principal amount	$ 325.0
Interest rate (as a percent)	7.375%
Redeemed for cash consideration	$ 333.0
Subsidiaries | Videotron | 6.875% Senior Notes
Long-term debt
Principal amount	$ 125.0					$ 175.0
Interest rate (as a percent)	6.875%					6.875%
Redeemed for cash consideration	$ 129.3	$ 181.0